Derivatives and Foreign Exchange Risk Management , Fair Value Hedges (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended																							12 Months Ended						1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended		12 Months Ended					3 Months Ended	12 Months Ended
	Apr. 27, 2012	Jul. 25, 2014	Apr. 25, 2014	Apr. 26, 2013	Jul. 25, 2014 Senior Notes 2010 Due 2015	Apr. 25, 2014 Senior Notes 2010 Due 2015 Senior Notes	Apr. 26, 2013 Senior Notes 2010 Due 2015 Senior Notes	Jul. 25, 2014 Senior Notes 2005 Due 2016	Jul. 25, 2014 Senior Notes 2005 Due 2016 Senior Notes	Apr. 25, 2014 Senior Notes 2005 Due 2016 Senior Notes	Apr. 26, 2013 Senior Notes 2005 Due 2016 Senior Notes	Jul. 25, 2014 Senior Notes 2011 Due 2016	Jul. 25, 2014 Senior Notes 2011 Due 2016 Senior Notes	Apr. 25, 2014 Senior Notes 2011 Due 2016 Senior Notes	Apr. 26, 2013 Senior Notes 2011 Due 2016 Senior Notes	Jul. 25, 2014 Senior Notes 2011 Due 2021	Jul. 25, 2014 Senior Notes 2011 Due 2021 Senior Notes	Apr. 25, 2014 Senior Notes 2011 Due 2021 Senior Notes	Apr. 26, 2013 Senior Notes 2011 Due 2021 Senior Notes	Jul. 25, 2014 Senior Notes 2012 Due 2022	Jul. 25, 2014 Senior Notes 2012 Due 2022 Senior Notes	Apr. 25, 2014 Senior Notes 2012 Due 2022 Senior Notes	Apr. 26, 2013 Senior Notes 2012 Due 2022 Senior Notes	Apr. 25, 2014 March 2012 Agreement	Apr. 25, 2014 Senior Notes 2010 Due 2015	Apr. 25, 2014 Senior Notes 2005 Due 2016	Apr. 25, 2014 Senior Notes 2011 Due 2016	Apr. 25, 2014 Senior Notes 2011 Due 2021	Apr. 25, 2014 Senior Notes 2012 Due 2022	Jul. 31, 2011 March 2010 Agreement 3 and 2009 Agreements	Apr. 25, 2014 March 2010 Agreement 3 and 2009 Agreements	Aug. 31, 2011 March 2010 Agreement 1	Apr. 25, 2014 March 2010 Agreement 1	Apr. 25, 2014 Senior Notes 2009 Due 2014	Feb. 28, 2014 Interest Rate Swap	Jul. 25, 2014 Interest Rate Swap	Mar. 31, 2013 Interest Rate Swap	Apr. 25, 2014 Interest Rate Swap March 2012 Agreement	Jul. 25, 2014 Cash Flow Hedging Designated as Hedging Instrument Interest Rate Swap	Apr. 25, 2014 Cash Flow Hedging Designated as Hedging Instrument Interest Rate Swap	Feb. 28, 2014 Cash Flow Hedging Designated as Hedging Instrument Interest Rate Swap	Mar. 31, 2013 Cash Flow Hedging Designated as Hedging Instrument Interest Rate Swap	Jul. 25, 2014 Fair Value Hedging Interest Rate Swap	Apr. 25, 2014 Fair Value Hedging Interest Rate Swap	Apr. 26, 2013 Fair Value Hedging Interest Rate Swap	Apr. 25, 2014 Fair Value Hedging Designated as Hedging Instrument Interest Rate Swap	Apr. 26, 2013 Fair Value Hedging Designated as Hedging Instrument Interest Rate Swap
Fair Value Hedges
Derivative, Notional Amount																																				$ 2,625			$ 250	$ 250	$ 250	$ 750				$ 2,625	$ 2,625
Interest rate derivatives hedged items																									$1.250 billion 3.000 percent 2010 Senior Notes due 2015	$600 million 4.750 percent 2005 Senior Notes due 2016	$500 million 2.625 percent 2011 Senior Notes due 2016	$500 million 4.125 percent 2011 Senior Notes due 2021	$675 million 3.125 percent 2012 Senior Notes due 2022														The Company's $1.250 billion 3.000 percent 2010 Senior Notes classified as short-term borrowings, the $600 million 4.750 percent 2005 Senior Notes, the $500 million 2.625 percent 2011 Senior Notes, the $500 million 4.125 percent 2011 Senior Notes, and the $675 million 3.125 percent 2012 Senior Notes.
Principal amount					1,250	1,250	1,250	600		600	600	500		500	500	500		500	500	675		675	675
Debt Instrument, Interest Rate, Stated Percentage					3.00%	3.00%	3.00%	4.75%	4.75%	4.75%	4.75%	2.625%	2.625%	2.625%	2.625%	4.125%	4.125%	4.125%	4.125%	3.125%	3.125%	3.125%	3.125%
Unrealized gain on interest rate fair value hedging instruments																																				80								68	181
Unrealized loss on interest rate fair value hedged items																																				80								(68)	(181)
Derivative, Collateral, Obligation to Return Cash		0	0	30																																	68
Term of contract																																						10 years
Inception date																								Mar. 01, 2012
Debt variable rate basis																								One-month LIBOR
Basis spread on debt variable rate																								0.92%
Termination date																															Jul. 01, 2011		Aug. 01, 2011
Notional amount of interest rate fair value hedge derivatives discontinued																														900		650
Terminated interest rate derivatives hedged items																																	$2.200 billion 1.625 percent 2013 Senior Convertible Notes	$550 million 4.500 percent 2009 Senior Notes due 2014
Cash receipts upon termination of hedge																														46		42			8
Derivative interest accrued on hedge																														10		7
Interest rate fair value hedge ineffectiveness	$ 1